Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt
5.	Debt

Hercules Term Loan

In December 2013, ViewRay Technologies, Inc. entered into a Loan and Security Agreement, or the Hercules Term Loan, with Hercules Technology Growth Capital, Inc. and Hercules Technology III, L.P., or together, Hercules, for $15.0 million that was outstanding at December 31, 2014. Borrowings under the Hercules Term Loan bear cash interest at the greater of the annual prime rate plus 7.0% or 10.25%, which was 10.25% at December 31, 2014. In addition, borrowings under the Hercules Term Loan bear deferred payment in-kind interest at 1.5% per annum. Interest only payments began in January 2014, with monthly principal and interest payments beginning on January 1, 2015 and the entire balance of the Hercules Term Loan are to be paid in full by the June 1, 2017 maturity date. The Hercules Term Loan is subject to a prepayment penalty of 5% on the outstanding balance during the first 12 months following the funding of the loan and 1% on the outstanding balance thereafter until maturity. The Hercules Term Loan was issued at a discount of $466 thousand, which was amortized to interest expense during the life of the loan using the effective interest method. The discount included the fair value of a convertible preferred stock warrant that was issued with the Hercules Term Loan, as discussed in the following paragraph, and the related transaction costs. The Hercules Term Loan is collateralized by essentially all the assets of ViewRay Technologies, Inc. and limits its ability with respect to additional indebtedness, investments or dividends, among other things, subject to customary exceptions.

In connection with the issuance of the Hercules Term Loan, ViewRay Technologies, Inc. entered into a Warrant Agreement with Hercules to issue a fully-vested and exercisable warrant to purchase 128,231 shares of Series C convertible preferred stock with an exercise price of $5.84 per share. The warrant is exercisable any time before the later of 10 years from issuance or five years after an IPO. The warrant provides for anti-dilution rights on the Series C convertible preferred stock, which includes one-time down-round protection. The fair value of the warrant upon issuance of $158 thousand was recorded as convertible preferred stock warrant liability and a discount to the carrying value of the Hercules Term Loan. The fair value of the warrant at the time of issuance was estimated using the Black-Scholes option-pricing model with the following assumptions: expected term of two years, expected volatility of 30%, risk-free interest rate of 0.4% and expected dividend yield of 0%. See Note 8 for assumptions used to estimate the fair value of convertible preferred stock warrant liability at June 30, 2015.

In June 2015, ViewRay Technologies, Inc. paid off in full the outstanding balances on Hercules Term Loan, including the related interest and other penalty fee, using part of the proceeds received from the CRG Term Loan discussed below.

CRG Term Loan

In June 2015, ViewRay Technologies, Inc. entered into a Term Loan Agreement, or the CRG Term Loan, with Capital Royalty Partners II L.P., Capital Royalty Partners II – Parallel Fund “A” L.P., Capital Royalty Partners II (Cayman) L.P. and Parallel Investment Opportunities Partners II L.P. or together with their successors by assignment, CRG, for up to $50.0 million of which $30.0 million was made available to the Company upon closing with the remaining $20.0 million to be available on or before June 26, 2016 at its option upon the occurrence of either (i) an initial public offering of its common stock on a nationally recognized securities exchange that raises a minimum of $40.0 million in net cash proceeds with a minimum of $120.0 million post-money valuation, or Qualifying IPO, or (ii) achievement of a minimum of $25.0 million gross revenue from the sales of the MRIdian system during any consecutive 12 months before March 31, 2016. The Company drew down the first $30.0 million on closing date. The CRG Term Loan has a maturity date of June 26, 2020 and bears cash interest at a rate of 12.5% per annum to be paid quarterly during the interest-payment-only period of 3 years. The interest-payment-only period can be extended for another year until June 26, 2019 if the Company completes an underwritten public offering on or before June 26, 2018. During the interest-payment-only period, the Company has the option to elect to pay only 8% of the 12.5% per annum interest in cash, and the remaining 4.5% of the 12.5% per annum interest as compounded interest, or deferred payment in-kind interest, added to the aggregate principal amount of the CRG Term Loan. Principal payment and any deferred payment in-kind interest will be paid quarterly in equal installments following the end of the interest-payment-only period through maturity date.

In March 2016, the Company and CRG executed an amendment to the original terms of the CRG Term Loan such that, with regard to the conditions for borrowing the remaining $20.0 million available under the CRG Term Loan, the Company may, at its election, draw down (i) an amount of either $10.0 million or $15.0 million in up to two advances upon achievement of a minimum of $15.0 million of aggregate product and service revenue during any consecutive 12 month period ending on or before March 31, 2016 and (ii) an additional $5.0 million (or $10.0 million, if the previous draw made was only in an amount of $10.0 million) upon achievement of a minimum of $25.0 million of aggregate product and service revenue during any consecutive 12 month period ending on or before December 31, 2016 and upon execution of the first sales contract of the Company’s second generation product. The Company achieved the minimum of $15.0 million gross revenue requirement in March 2016 which made the first $15.0 million of the remaining $20.0 million credit facility immediately available for draw down. In May 2016, the Company drew down the additional $15.0 million available amount. At June 30, 2016, the Company had $45.0 million in outstanding debt to CRG.

The CRG Term Loan is subject to a prepayment penalty of 3% on the outstanding balance during the first 12 months following the funding of the Term Loan, 2% on the outstanding balance after year 1 but on or before year 2, 1% on the outstanding balance after year 2 but on or before year 3, and 0% on the outstanding loan if prepaid after year 3 thereafter until maturity. The Term Loan is also subject to a facility fee of 7% based on the sum of the amount drawn and any outstanding payment in-kind interest payable on maturity date or the date such loan becomes due. All direct financing costs were accounted for as a discount on the CRG Term Loan and will be amortized to interest expense during the life of the loan using the effective interest method. The CRG Term Loan is subject to financial covenants and is collateralized by essentially all assets of the Company and limits its ability with respect to additional indebtedness, investments or dividends, among other things, subject to customary exceptions.

6.	Debt

Hercules Term Loan

In December 2013, ViewRay Technologies, Inc. entered into a Loan and Security Agreement, or the Hercules Term Loan, with Hercules Technology Growth Capital, Inc. and Hercules Technology III, L.P., or together, Hercules, for $15.0 million that was outstanding at December 31, 2014. Borrowings under the Hercules Term Loan bear cash interest at the greater of the annual prime rate plus 7.0% or 10.25%, which was 10.25% at December 31, 2014. In addition, borrowings under the Hercules Term Loan bear deferred payment in-kind interest at 1.5% per annum. Interest only payments began in January 2014, with monthly principal and interest payments beginning on January 1, 2015 and the entire balance of the Hercules Term Loan are to be paid in full by the June 1, 2017 maturity date. The Hercules Term Loan is subject to a prepayment penalty of 5% on the outstanding balance during the first 12 months following the funding of the loan and 1% on the outstanding balance thereafter until maturity. The Hercules Term Loan was issued at a discount of $466 thousand, which was amortized to interest expense during the life of the loan using the effective interest method. The discount included the fair value of a convertible preferred stock warrant that was issued with the Hercules Term Loan, as discussed in the following paragraph, and the related transaction costs. The Hercules Term Loan is collateralized by essentially all the assets of ViewRay Technologies, Inc. and limits its ability with respect to additional indebtedness, investments or dividends, among other things, subject to customary exceptions.

In connection with the issuance of the Hercules Term Loan, ViewRay Technologies, Inc. entered into a Warrant Agreement with Hercules to issue a fully vested and exercisable warrant to purchase 128,231 shares of Series C convertible preferred stock with an exercise price of $5.84 per share. The warrant is exercisable any time before the later of 10 years from issuance or five years after an IPO. The warrant provides for anti-dilution rights on the Series C convertible preferred stock, which includes one-time down-round protection. The fair value of the warrant upon issuance of $158 thousand was recorded as convertible preferred stock warrant liability and a discount to the carrying value of the Hercules Term Loan. The fair value of the warrant at the time of issuance was estimated using the Black-Scholes option-pricing model with the following assumptions: expected term of two years, expected volatility of 30%, risk-free interest rate of 0.4% and expected dividend yield of 0%. See Note 13 for assumptions used to estimate the fair value of convertible preferred stock warrant liability upon conversion into warrants to purchase common stock and at December 31, 2014.

In June 2015, ViewRay Technologies, Inc. paid off in full the outstanding balances on Hercules Term Loan, including the related interest and other penalty fee, using part of the proceeds received from the CRG Term Loan discussed below.

CRG Term Loan

In June 2015, ViewRay Technologies, Inc. entered into a Term Loan Agreement, or the CRG Term Loan, with Capital Royalty Partners II L.P., Capital Royalty Partners II—Parallel Fund “A” L.P., Capital Royalty Partners II (Cayman) L.P. and Parallel Investment Opportunities Partners II L.P. or together with their successors by assignment, CRG, for up to $50.0 million of which $30.0 million was available immediately upon closing, and the remaining $20.0 million was available on or before June 30, 2016 at its option upon the occurrence of either (i) an initial public offering of its common stock on a nationally recognized securities exchange that raises a minimum of $40.0 million in net cash proceeds with a minimum of $120.0 million post money valuation, or Qualifying IPO, or (ii) achievement of a minimum of $25.0 million of aggregate product and service revenue during any consecutive 12 months before March 31, 2016. The Company drew down the first $30.0 million on closing date. The CRG Term Loan has a maturity date of June 30, 2020 and bears interest at a rate of 12.5% per annum to be paid quarterly during the interest-payment-only period until June 30, 2018. The interest-payment-only period can be extended for another year until June 30, 2019 if the Company completes a Qualifying IPO on or before June 30, 2018. During the interest-payment-only period, the Company has the option to elect to pay only 8% of the 12.5% per annum interest in cash, and the remaining 4.5% of the 12.5% per annum interest as compounded interest, or deferred payment in-kind interest, added to the aggregate principal amount of the CRG Term Loan. Principal payment and any deferred payment in-kind interest is paid quarterly in equal installments following the end of the interest-payment-only period through maturity date.

On March 24, 2016, the Company and CRG executed an amendment to the original terms of the CRG Term Loan such that, with regard to the conditions for borrowing the remaining $20.0 million available under the CRG Term Loan, the Company may, at its election, draw down (i) an amount of either $10.0 million or $15.0 million in up to two advances upon achievement of a minimum of $15.0 million of aggregate product and service revenue during any consecutive 12 month period ending on or before March 31, 2016 and (ii) an additional $5.0 million (or $10.0 million, if the previous draw made was only in an amount of $10.0 million) upon achievement of a minimum of $25.0 million of aggregate product and service revenue during any consecutive 12 month period ending on or before December 31, 2016 and upon execution of the first sales contract of the Company’s second generation product. On March 21, 2016, the Company achieved the minimum of $15.0 million gross revenue requirement which makes the first $15.0 million of the remaining $20.0 million immediately available for draw down by the Company.

The CRG Term Loan is subject to a prepayment penalty of 3% on the outstanding balance on or before its fourth quarterly payment date, 2% on the outstanding balance after its fourth quarterly payment date but on or before its eighth quarterly payment date, 1% on the outstanding balance after its eighth quarterly payment date but on or before its twelfth quarterly payment date, and 0% on the outstanding loan if prepaid after its twelfth quarterly payment date until maturity. The CRG Term Loan is also subject to a facility fee of 7% based on the sum of the amount drawn and any outstanding payment in-kind interest payable on the maturity date or the date such loan becomes due. All direct issuance costs were accounted for as a discount on the CRG Term Loan and will be amortized to interest expense during the life of the loan using the effective interest method. The CRG Term Loan is subject to financial covenants and is collateralized by essentially all assets of the Company and limits its ability with respect to additional indebtedness, investments or dividends, among other things, subject to customary exceptions.

The Company’s scheduled future payment on the CRG Term Loan at December 31, 2015 are as follows (in thousands):

Year Ended December 31,
2016	$2,541
2017	2,652
2018	12,019
2019	19,644
2020 and thereafter	10,506

Total future payments	$47,362
Less: amount representing interest and end-of-term facility fee	(17,362)

Total principal amount	30,000
Less: unamortized debt discount	(984)

Carrying value of long-term debt	$29,016
Less: current portion	—

Long-term portion	$29,016

2014 Convertible Promissory Notes

In August 2014, the Company entered into a Convertible Promissory Note Agreement, or the Convertible Note Agreement, with a majority of its current investors to sell convertible promissory notes in an aggregate principal amount of $10.0 million with the option to raise an additional $1.5 million, or 2014 Notes. The Company received gross proceeds of $3.9 million in August 2014 and $6.1 million in November 2014 under the Convertible Note Agreement. The 2014 Notes carried a simple interest rate of 8% per annum and were subordinated in right of payment to all of the Company’s other indebtedness. The 2014 Notes were to mature in November 2015 unless previously converted. The Convertible Note Agreement provided for the conversion of the 2014 Notes at the option of the majority investors, and at any time, into shares of Series C convertible preferred stock at the then applicable conversion price. In December 2014, the holders of the 2014 Notes opted to convert the outstanding principal and accrued interest of $10.2 million into 1,739,405 shares of Series C convertible preferred stock at a price of $5.84 per share in accordance with the terms of the Convertible Note Agreement. As of December 31, 2014, the 2014 Notes are no longer outstanding. In addition, the option to raise an additional $1.5 million under the Convertible Note Agreement expired unexercised in December 2014 and no more 2014 Notes will be issued under this agreement.